Deposits due to customers_Details of deposits due to customers by type (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2019 USD ($)
Disclosure of deposits from customers [Line Items]
Present value discount	₩ (8,095,000,000)	₩ (73,013,000,000)
Total	264,685,578,000,000	248,690,939,000,000	$ 229,065,840
Deposits in local currency | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	237,549,963,000,000	225,137,718,000,000
Total	237,549,963,000,000	225,137,718,000,000
Deposits on demand | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	8,655,228,000,000	11,076,417,000,000
Total	8,655,228,000,000	11,076,417,000,000
Deposits at termination | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	224,115,771,000,000	204,051,570,000,000
Total	224,115,771,000,000	204,051,570,000,000
Mutual instaillment | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	28,574,000,000	30,783,000,000
Total	28,574,000,000	30,783,000,000
Deposits on notes payables | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	2,174,995,000,000	1,891,556,000,000
Total	2,174,995,000,000	1,891,556,000,000
Deposits on CMA | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	150,300,000,000	137,316,000,000
Total	150,300,000,000	137,316,000,000
Customer deposit for security investment | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	0	30,000,000,000
Total	0	30,000,000,000
Certificate of deposits | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	973,625,000,000	6,510,571,000,000
Total	973,625,000,000	6,510,571,000,000
Other deposits | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	1,451,470,000,000	1,409,505,000,000
Total	1,451,470,000,000	1,409,505,000,000
Deposits in foreign currencies | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	27,143,710,000,000	23,626,234,000,000
Total	₩ 27,143,710,000,000	₩ 23,626,234,000,000